Accounts Payable and Accrued Liabilities (Details) - Schedule of accounts payable and accrued liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts payable and accrued liabilities [Abstract]
Deferred CEO compensation	$ 1,073,075	$ 1,028,110	$ 680,400
Research and development expenses	69,605	1,045,503
Insurance premiums	448,789	2,874
Legal expenses	768,811	437,471
Professional fees	47,748	253,462	177,096
Interest payable/accrued	291,406	270,000	$ 138,762
Accounting consulting fees	6,235	45,904
Tax expenses	10,000	13,365
Other	64,197	19,235
Total accounts payable and accrued liabilities	$ 2,779,866	$ 3,115,924